Investments in equity accounted investees: (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Investments in Equity Accounted Investees
(c)	Summary of carrying amount of the Company’s interest in equity accounted investees:

	As at March 31,
	2018		2018	2017
	(In millions)
Carrying amount in immaterial associates	US$	143.2	Rs. 9,333.4	Rs. 8,726.3
Carrying amount in material joint venture		682.7	44,494.0	36,686.1
Carrying amount in immaterial joint ventures		0.4	25.0	647.7

Total	US$	826.3	Rs. 53,852.4	Rs. 46,060.1

Current (held for sale)#	US$	76.3	Rs. 4,973.5	Rs. —
Non current		750.0	48,878.9	46,060.1

Total	US$	826.3	Rs. 53,852.4	Rs. 46,060.1

#	Carrying amount of investments in Tata Hitachi Construction Machinery Co. Pvt Ltd.

(d)	Summary of Company’s share of profit/(loss) in equity accounted investees:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Share of profit/(loss) in immaterial associates	US$	18.2	Rs.	1,183.0	Rs.	1,109.3	Rs.	(214.0)
Share of profit/(loss) in material joint venture		332.8		21,690.7		13,660.3		5,933.2
Share of profit/(loss) on other adjustments in material joint venture		(3.9)		(253.6)		(116.1)		(151.9)
Share of profit/(loss) in immaterial joint ventures		2.5		162.5		276.5		207.4

	US$	349.6	Rs.	22,782.6	Rs.	14,930.0	Rs.	5,774.7

(e)	Summary of Company’s share of other comprehensive income in equity accounted investees:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Share of other comprehensive income in immaterial associates	US$	(1.7)	Rs.	(113.8)	Rs.	(40.0)	Rs.	(84.5)
Currency translation differences-immaterial associates		1.5		94.8		(115.1)		—
Currency translation differences-material joint venture		61.6		4,015.7		(2,801.6)		358.5
Currency translation differences-immaterial joint ventures		—		—		(130.3)		8.4

	US$	61.4	Rs.	3,996.7	Rs.	(3,087.0)	Rs.	282.4

Immaterial associates [Member]
Summary of Financial Information of Immaterial Associates Accounted for using the Equity Method

The Company has no material associates as at March 31, 2018. The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below.

	As at March 31,
	2018		2018		2017
	(In millions)
Carrying amount of the Company’s interest in associates	US$	143.2	Rs.	9,333.4	Rs.	8,726.3

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Company’s share of profit/(loss) in associates*	US$	18.2	Rs.	1,183.0	Rs.	1,109.3	Rs.	(214.0)
Company’s share of other comprehensive income in associates		(0.3)		(19.0)		(155.1)		(84.5)
Company’s share of total comprehensive income in associates	US$	17.9	Rs.	1,164.0	Rs.	954.2	Rs.	(298.5)

Chery Jaguar Land Rover Automotive Co. Limited [member]
Summary of Joint Venture
(i)	Details of the Company’s material joint venture as at March 31, 2018 are as follows:

	Principal activity	Principal place of the business	% holding as at March 31,
Name of joint venture			2018	2017
Chery Jaguar Land Rover Automotive Co. Limited (Chery)	Manufacture and assembly of vehicles	China	50%	50%

The summarized financial information in respect of Chery that is accounted for using the equity method is set forth below.

	As at March 31,
	2018		2018		2017
	(In millions)
Current assets	US$	1,263.0	Rs.	82,317.9	Rs.	76,082.8
Non-current assets		1,874.7		122,184.9		88,525.6
Current liabilities		(1,523.6)		(99,298.3)		(75,650.7)
Non-current liabilities		(217.6)		(14,184.1)		(14,249.7)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents		620.9		40,466.8		50,258.5
Current financial liabilities (excluding trade and other payables and provisions)		(59.6)		(3,885.2)		(17.0)
Non-current financial liabilities (excluding trade and other payables and provisions)		(214.8)		(13,999.6)		(14,168.8)
Share of net assets of material joint venture		698.3		45,510.2		37,354.0
Other consolidation adjustments		(15.6)		(1,016.2)		(667.9)
Carrying amount of the Company’s interest in joint venture	US$	682.7	Rs.	44,494.0	Rs.	36,686.1

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Revenue	US$	3,649.8	Rs.	237,876.1	Rs.	189,601.3	Rs.	109,048.6
Net income/(loss)		665.6		43,381.3		27,320.6		11,866.4
Other comprehensive income		—		—		—		—
Total comprehensive income for the year		665.6		43,381.3		27,320.6		11,866.4
The above net income includes the following:
Depreciation and amortization		183.3		11,947.8		9,201.1		5,720.1
Interest income		(35.3)		(2,298.7)		(993.2)		(789.0)
Interest expense (net)		9.3		609.0		706.6		986.2
Income tax expense/(credit)		178.5		11,630.5		9,014.4		4,339.4

Summary of Reconciliation of Financial Information to Carrying Amount of Interest in Joint Venture

Reconciliation of above summarized financial information to the carrying amount of the interest in the joint venture recognized in the consolidated financial statements:

	As at March 31,
	2018		2018		2017
	(In millions)
Net assets of the joint venture	US$	1,396.6	Rs.	91,020.4	Rs.	74,708.0
Proportion of the Company’s interest in joint venture		698.3		45,510.2		37,354.0
Other consolidation adjustments		(15.6)		(1,016.2)		(667.9)

Carrying amount of the Company’s interest in joint venture	US$	682.7	Rs.	44,494.0	Rs.	36,686.1

Immaterial joint ventures [Member]
Summary of Joint Venture
(ii)	The aggregate summarized financial information in respect of the Company’s immaterial joint ventures that are accounted for using the equity method is set forth below.

	As at March 31,
	2018		2018		2017
	(In millions)
Carrying amount of the Company’s interest in joint ventures	US$	0.4	Rs.	25.0	Rs.	647.7

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Company’s share of profit/(loss) in immaterial joint ventures*	US$	2.5	Rs.	162.5	Rs.	276.5	Rs.	207.4
Company’s share of other comprehensive income in immaterial joint ventures		—		—		(130.3)		—
Company’s share of total comprehensive income in immaterial joint ventures	US$	2.5	Rs.	162.5	Rs.	146.2	Rs.	207.4